Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 15, 2022
Registrant Name	dei_EntityRegistrantName	BlackRock Advantage Global Fund, Inc.
Entity Central Index Key	dei_EntityCentralIndexKey	0000922457
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 18, 2022
Document Effective Date	dei_DocumentEffectiveDate	Jul. 18, 2022
Prospectus Date	rr_ProspectusDate	Jul. 18, 2022
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A